Income tax - Deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Accrued expense	¥ 131,007	¥ 96,786
Net loss carryforward	159,969	147,634
Financial subsidy	31,916	29,781
Depreciation for property and equipment	47,433	28,013
Unrealized gain from intragroup transactions	20,467	9,760
Provision for allowance for doubtful accounts	12,795	6,089
Total deferred tax assets	403,587	318,063
Deferred tax liabilities:
Difference in basis of land use rights	(145,477)	(148,993)
Difference in basis of fixed assets	(54,471)
Difference in basis of intangible assets	(7,948)	(8,947)
Total deferred tax liabilities	¥ (207,896)	¥ (157,940)